RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

		September 30,	December 31,
		2023	2023
(2)	Related Party Promissory Note bearing interest at 18%, due December 31, 2023	$-	$249,855
(1)	Related Party Promissory Note bearing interest at 12%, due December 31, 2023	-	225,797
(1)	Related Party Convertible Promissory Note bearing interest at 12%, due July 31, 2024	-	96,753
(2)	Related Party Promissory Note bearing interest at 20%, due September 30, 2024	283,166	-
(1)	Related Party Convertible Promissory Note bearing interest at 12%, due August 31, 2024	278,171	-
(1)	Related Party Convertible Promissory Note bearing interest at 12%, due August 1, 2027	130,877	-
(1)	Related Party Convertible Promissory Note bearing interest at 12%, due August 1, 2027	270,671	-
	Total notes payable	962,885	572,405
	Less: Unamortized debt discounts	-	-
	Less: unamortized financing costs	(77,813)	(21,431)
	Total notes payable, net of financing costs	885,072	550,974
	Less current maturities	(561,337)	(550,974)
	Total Long-Term Debt	$323,735	$-

1.

In October 2023 the Company entered into two separate new notes with a related party; (a) $200,000 Promissory Note with 12% interest per annum which shall be paid on the maturity date which is December 31, 2023. In conjunction with the issuance of the Promissory Note, the Company also issued the investor a five-year warrant (the “Warrant”) to purchase 14,000 shares of Company common stock with an exercise price of $2.16 per share, which was 120% of the closing price of the Company’s common stock on the date of issuance; (b) the Company issued the investor a convertible promissory note in principal amount of $94,685.91 The maturity of the Convertible Promissory Note is May 26, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate of $1.80 per share, which was the closing price of the Company’s common stock on the date of issuance. In conjunction with the Convertible Promissory Note, the Company also issued the investor 6,629 shares of Company common stock and a five-year warrant to purchase 6,629 shares of Company common stock with an exercise price of $2.15 per share, which was 120% of the closing price of the Company’s common stock on the date of issuance. In December 2023, the Company entered into an amendment with holder of an Amendment to Convertible Promissory Notes issued in October 2023 whereby the holder of the Note agreed that the Note would not be convertible into shares of Company Common Stock unless and until the Company’s shareholders approve such conversion per NASDAQ Listing Rule 5635(d) which was obtained on May 31, 2024. The Company and the Note holder also entered into amendments to the warrants to purchase common stock issued in connection with the issuance of the Note, pursuant to which the holder of the Warrants agreed that the Warrants would not become exercisable unless and until the Company’s shareholders approve the exercise of the Warrants pursuant to NASDAQ Listing Rule 5635(d) which was obtained on May 31, 2024. On April 8, 2024 with an effective date of January 1, 2024, the Company entered into a securities purchase agreement with a related party pursuant to which the Company issued the related party a convertible note in the principal amount of $200,000 in exchange for $200,000. The maturity of the convertible note is April 30, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance. In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 30,000 shares of our common stock with an exercise price of $1.50. At maturity these notes were reissued under the same terms for a maturity date of July 31, 2024. Accrued and unpaid interest as of June, 2024 was $19,780 and unamortized financing costs were $6,026. The promissory notes are subordinated to the Company’s senior lenders.

In June 2023 the Company entered into a promissory note with an entity controlled by its Chief Executive Officer, a related party. The Note is for $250,000 with $50,000 paid to the Holder on issuance for net proceeds of $200,000 and matures on December 31, 2023. The Note carries an interest of 15% per annum as interest is payable monthly in arrears with principal due at maturity. There is no penalty for early payoff. If an event of default occurs, the Note along with any outstanding and accrued interest is convertible into the Company’s Common Stock at $7.45 at the sole discretion of the issuer. On April 8, 2024 with an effective date of January 1, 2024, the Company entered into a securities purchase agreement with a related party pursuant to which the Company issued the related party a promissory note in the principal amount of $260,000 in exchange for $260,000. The maturity of the promissory note is April 30, 2024 and carries an interest rate of 20% per annum. In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 39,000 shares of our common stock with an exercise price of $1.50. The promissory note is subordinated to the Company’s senior lender. Accrued and unpaid interest as of June 30, 2024 was $19,461 and unamortized financing costs were $ $7,715. On maturity this note was extended on the same terms until May 1, 2024. On May 13, 2024, the Company entered into a Note Amendment with an extension of a Convertible Promissory Note in the original amount of $350,000 with an original maturity date of May 13, 2024 to be extended to July 31, 2024. In consideration for the extension the Company will issue the holder 51,539 restricted shares of common stock at maturity. The shares are subject to the Company’s ability to issue such shares in compliance with Nasdaq Listing Rule 5635(d) which will require the approval by the Company’s shareholders of certain proposals to be considered at the Company’s 2024 Annual Meeting to be held on May 31, 2024. To the extent the Company is unable to issue the shares in compliance with Nasdaq Listing Rule 5635(d), the Company’s obligation to issue the shares shall be tolled until such time as the Company is able to issue such shares. At maturity this note was reissued under the same terms to July 31, 2024. At maturity this note was reissued under the same terms to September 30, 2024. The convertible promissory note is subordinated to the Company’s senior lenders.

13. RELATED PARTY TRANSACTIONS

		December 31,	December 31,
		2023	2022
(1)	Related Party Promissory Note bearing interest at 15% due February 28, 2024	$-	$109,934
(2)	Related Party Promissory Notes bearing interest at 18%, due March 31, 2023		146,118
(3)	Related Party Promissory Note bearing interest at 18%, due December 31, 2023	249,855
(1)	Related Party Promissory Note bearing interest at 12%, due December 31, 2023	225,797
(1)	Related Party Promissory Note bearing interest at 12%, due May 26, 2024	96,753
	Total notes payable	572,405	256,052
	Less: Unamortized debt discounts	-	-
	Less: unamortized financing costs	(21,431)	(11,386)
	Total notes payable, net of financing costs	550,974	244,666
	Less current maturities	(550,974)	(244,666)
	Total Long-Term Debt	$-	$-

1.

In June 2022, the Company signed a $100,000 unsecured promissory note with its then Chief Operating Officer, a related party with a maturity date six (6) months after issuance with an interest charge of 14% per annum which shall accrue and be paid on the maturity date. The Company has the right to prepay this note without penalty. At maturity in November 2022, this note including accrued interest totaling $107,500 was reissued under the same terms with a maturity of date of three (3) months. The Company also issued to the Holder a warrant to purchase 18,813 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.25 per share for 9,407 warrants and $0.20 per share for 9,406 warrants. In March 2023, the term of this note was extended to September 1, 2023. In June 2023 the Company signed a $145,010 unsecured promissory note with the same lender with a maturity date of September 1, 2023 after issuance with an interest rate charge of 18% per annum which shall accrue and be paid on the maturity date. The Company has the right to prepay this note without penalty. In October 2023 after the maturity of the notes, the Company entered into two separate new notes; (a) $200,000 Promissory Note with 12% interest per annum which shall be paid on the maturity date which is December 31, 2023. In conjunction with the issuance of the Promissory Note, the Company also issued the investor a five-year warrant (the “Warrant”) to purchase 14,000 shares of Company common stock with an exercise price of $2.16 per share, which was 120% of the closing price of the Company’s common stock on the date of issuance; (b) the Company issued the investor a convertible promissory note in principal amount of $94,685.91 The maturity of the Convertible Promissory Note is May 26, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate of $1.80 per share, which was the closing price of the Company’s common stock on the date of issuance. In conjunction with the Convertible Promissory Note, the Company also issued the investor 6,629 shares of Company common stock and a five-year warrant to purchase 6,629 shares of Company common stock with an exercise price of $2.15 per share, which was 120% of the closing price of the Company’s common stock on the date of issuance. In December 2023, the Company entered into an amendment with holder of an Amendment to Convertible Promissory Notes issued in October 2023 whereby the holder of the Note agreed that the Note would not be convertible into shares of Company Common Stock unless and until the Company’s shareholders approve such conversion per NASDAQ Listing Rule 5635(d). The Company and the Note holder also entered into amendments to the warrants to purchase common stock issued in connection with the issuance of the Note, pursuant to which the holder of the Warrants agreed that the Warrants would not become exercisable unless and until the Company’s shareholders approve the exercise of the Warrants pursuant to NASDAQ Listing Rule 5635(d).The promissory notes are subordinated to the Company’s senior lenders. Accrued and unpaid interest as of December 31, 2023 was $6,433 and unamortized financing costs were $21,431.

2.

In December 2022, the Company entered into an unsecured promissory note with its Chief Executive Officer, a related party in exchange for $55,000. The maturity of the promissory note is four months from the date of issuance and carries an interest rate of 15% per annum. In conjunction with the promissory note, the Company also issued a warrant to purchase 23,625 shares of common stock which expires five years December 15, 2022 and has an exercise price of $0.20 with respect to 11,813 shares underlying the Warrant and $0.25 with respect to 11,812 shares underlying the Warrant. The promissory note is subordinated to the Company’s senior lender. In addition, in December 2022, the Company entered into an unsecured convertible promissory note with the same related party in exchange for $80,000. The maturity of the convertible note is March 31, 2023 and carries an interest rate of 15% per annum and is convertible into Company common stock at a conversion rate of $0.08 per share. The Convertible Note was converted into 1,019,315 shares of Common Stock in January 2023 and the Promissory Note was fully repaid in March 2023.

3.

In June 2023 the Company entered into a promissory note with an entity controlled by its Chief Executive Officer, a related party. The Note is for $250,000 with $50,000 paid to the Holder on issuance for net proceeds of $200,000 and matures on December 31, 2023. The Note carries an interest of 15% per annum as interest is payable monthly in arrears with principal due at maturity. There is no penalty for early payoff. If an event of default occurs, the Note along with any outstanding and accrued interest is convertible into the Company’s Common Stock at $7.45 at the sole discretion of the issuer. The promissory note is subordinated to the Company’s senior lender. Accrued and unpaid interest as of December 31, 2023 was $3,184.